Vessels and Equipment, Net - Narrative (Details) $ in Thousands	3 Months Ended
	Aug. 31, 2019 USD ($) equipment	Dec. 31, 2020 USD ($)	Oct. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Aug. 31, 2020 USD ($)	Jul. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Property, Plant and Equipment [Line Items]
Vessels and equipment, net		$ 1,856,461					$ 1,147,274
Collateral Pledged
Property, Plant and Equipment [Line Items]
Vessels and equipment, net		1,856,500					1,147,300
Vessels and equipment
Property, Plant and Equipment [Line Items]
Number of equipment acquired | equipment	2
Vessels and equipment, net		1,839,071					$ 1,136,204	$ 803,953
Vessels and equipment | Flex Constellation
Property, Plant and Equipment [Line Items]
Transfers	$ 182,000
Vessels and equipment | Flex Courageous
Property, Plant and Equipment [Line Items]
Transfers	$ 182,000
Vessels and equipment | Flex Aurora
Property, Plant and Equipment [Line Items]
Vessels and equipment, net						$ 186,600
Vessels and equipment | Flex Artemis
Property, Plant and Equipment [Line Items]
Vessels and equipment, net					$ 188,800
Vessels and equipment | Flex Resolute
Property, Plant and Equipment [Line Items]
Vessels and equipment, net				$ 188,500
Vessels and equipment | Flex Amber
Property, Plant and Equipment [Line Items]
Vessels and equipment, net			$ 187,300
Vessels and equipment | Flex Rainbow, Flex Enterprise, And Flex Endeavour
Property, Plant and Equipment [Line Items]
Vessels and equipment, net		$ 748,500